Waddell & Reed Advisors
                    High Income
                    Fund, Inc.

                    Annual
                    Report
                    ------------------
                    September 30, 2001

CONTENTS


         3     Manager's Discussion

         6     Performance Summary

         8     Portfolio Highlights

         9     Investments

        20     Statement of Assets and Liabilities

        21     Statement of Operations

        22     Statement of Changes in Net Assets

        23     Financial Highlights

        27     Notes to Financial Statements

        32     Independent Auditors' Report

        33     Income Tax Information

        37     Directors & Officers





















This report is submitted for the general information of the shareholders of Waddell & Reed Advisors High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors High Income Fund, Inc. current prospectus and current Fund performance information.

MANAGER'S DISCUSSION

-----------------------------------------------------------------
SEPTEMBER 30, 2001


An interview with Louise D. Rieke, portfolio manager of Waddell & Reed Advisors High Income Fund, Inc.

This report relates to the operation of Waddell & Reed Advisors High Income Fund, Inc. for the fiscal year ended September 30, 2001. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

How did the Fund perform during the last fiscal year?
The Fund weathered a difficult market environment and slightly underperformed its benchmark index during the fiscal year. The Fund's Class A shares declined
8.11 percent for the fiscal year, including the impact of sales load and, without the sales load impact, declined 2.51 percent during the fiscal year. This compares with the Salomon Brothers High Yield Market Index (reflecting the performance of securities that generally represent the high-yield bond market), which declined 6.02 percent for the year, and the Lipper High Current Yield Funds Universe Average (reflecting the universe of funds with similar investment objectives), which declined 9.19 percent for the year.

Why did the Fund slightly lag its benchmark index during the fiscal year?
We believe that performance was assisted by above average weightings in cash, cable, and the wireless telecommunications industry. Although we maintained a slight underweighting in the wireline telecommunications sector, the declines in this industry still adversely affected Fund performance. This sector, we feel, also had a major negative impact on the index performance.

What other market conditions or events influenced the Fund's performance during the fiscal year?
In January the market was bolstered by the Federal Reserve lowering interest rates, which gave the market good returns through March. The market kept its eye on the slowing growth of the economy and kept expecting a turn for the better, which never materialized. The tragic terrorist attacks in September had both an emotional and economic toll on the country. The effects were felt throughout the market, in all sectors, to varying degrees.

What strategies and techniques did you employ that specifically affected the Fund's performance?
Our primary strategy for most of the fiscal year has been defensive. That is, we have maintained above average holdings in cash, have been adding to positions in short-term callable paper, have held small exposures to cyclical industries, and have above average holdings in health care. We believe that all of these factors have contributed positively to the Fund's performance, which otherwise could have suffered further under the given market conditions.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?
We intend to continue to be defensive until we see signs that the current stimulus, and any possible additional stimulus, injected into the economy by the Federal Reserve and Congress may be igniting an economic rebound. We anticipate adding to our BBB-rated bond positions, which would provide a place to invest cash in an attempt to improve yield.


Sincerely,


Louise D. Rieke
Manager
Waddell & Reed Advisors
High Income Fund, Inc.

Comparison of Change in Value of $10,000 Investment



===== Waddell & Reed Advisors High Income Fund, Inc., Class A Shares* -- $17,757
 ..... Salomon Brothers High Yield Market Index - $18,856
----- Lipper High Current Yield Funds Universe Average -- $17,511

               Waddell & Reed               Lipper
               Advisors     Salomon           High
               High        Brothers        Current
               Income          High          Yield
               Fund, Inc.,    Yield           Fund
               Class         Market       Universe
               A Shares       Index        Average
               --------- ----------     ----------
3-31-92Purchase 9,425        10,000         10,000
3-31-93        10,469        11,623         11,604
3-31-94        11,753        12,602         12,811
3-31-95        12,155        13,462         13,050
3-31-96        13,877        15,458         14,967
3-31-97        15,396        17,173         16,667
3-31-98        18,173        19,947         19,550
3-31-99        18,482        20,156         19,307
3-31-00        18,362        19,675         19,421
9-30-00        18,213        20,064         19,283
9-30-01        17,757        18,856         17,511

*The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return*
                    Class A    Class B   Class C   Class Y
               ----------------------------------------------
Year Ended
   9-30-01          -8.11%     -6.99%    -3.42%    -2.22%
5 Years Ended
   9-30-01           2.59%     ---       ---        4.03%
10 Years Ended
   9-30-01           7.32%     ---       ---       ---
Since inception of
   Class** through
   9-30-01           ---       -3.75%    -2.05%     4.76%

 *Performance data quoted represents past performance and is based on deduction of the maximum applicable sales load for each of the periods. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares held for twelve months or less.) Total returns reflect share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**10-4-99 for Class B and Class C shares and 1-4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

  Past performance is not necessarily indicative of future performance. Indexes are unmanaged.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

--------------------------------------------------------------
HIGH INCOME FUND


GOALS
To seek, as its primary goal, a high level of current income. As a secondary goal, to seek capital growth when consistent with its primary goal.

Strategy
Invests primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities. The Fund invests primarily in the lower quality, non-investment grade bonds, commonly called junk bonds. The Fund may invest up to 20% of its total assets in common stock in order to seek capital growth.

Founded
1979

Scheduled Dividend Frequency
Monthly

Performance Summary -- Class A Shares
           Per Share Data
For the Fiscal Year Ended September 30, 2001
---------------------------------------
Dividends paid                  $0.66
                                =====
Net asset value on
   9-30-01                      $7.26
   9-30-00                       8.10
                               ------
Change per share               $(0.84)
                               ======

Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------     -----------------------
                      With      Without         With     Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)    CDSC(E)
------            ----------   ----------    ----------- --------
 1-year period
  ended 9-30-01     -8.11%      -2.51%          -6.99%     -3.41%
 5-year period
  ended 9-30-01      2.59%       3.82%            ---        ---
10-year period
  ended 9-30-01      7.32%       7.95%            ---        ---
Since inception
  of Class (F)       ---          ---           -3.75%     -2.06%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)10-4-99 for Class B shares (the date on which shares were first acquired by shareholders).

Average Annual Total Return (A)
Period            Class C(B)  Class Y(C)
------            ----------  ----------
1-year period
  ended 9-30-01     -3.42%      -2.22%
 5-year period
  ended 9-30-01      ---         4.03%
10-year period
  ended 9-30-01      ---          ---
Since inception
  of Class (D)      -2.05%       4.76%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
 (D)10-4-99 for Class C shares and 1-4-96 for Class Y shares (the date on which shares were first acquired by shareholders).

Investing in high income securities may carry a greater risk of nonpayment of interest or principal than higher-rated bonds.

SHAREHOLDER SUMMARY OF HIGH INCOME FUND

--------------------------------------------------------------
Portfolio Highlights

On September 30, 2001, Waddell & Reed Advisors High Income Fund, Inc. had net assets totaling $734,857,715 invested in a diversified portfolio of:

 71.11%  Corporate Debt Securities
 19.91%  Cash and Cash Equivalents
  3.38%  United States Government Security
  2.90%  Other Government Securities
  2.70%  Common and Preferred Stocks, Rights and Warrants


As a shareholder of Waddell & Reed Advisors High Income Fund, Inc., for every $100 you had invested on September 30, 2001, your Fund owned:

 $29.00  Transportation, Communication, Electric
           and Sanitary Services Bonds
  19.91  Cash and Cash Equivalents
  16.45  Services Bonds
  10.61  Manufacturing Bonds
   9.22  Miscellaneous Bonds
   5.83  Wholesale and Retail Trade Bonds
   3.38  United States Government Security
   2.90  Other Government Securities
   2.70  Common and Preferred Stocks, Rights and Warrants

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS
Business Services - 0.31%
 Clear Channel Communications, Inc.*  ..    57,865   $  2,300,134
                                                     ------------

Communication - 1.21%
 Adelphia Communications Corporation,
   13.0% Preferred .....................    17,500      1,400,000
 CSC Holdings, Inc., 11.125%
   Preferred ...........................    28,264      2,882,928
 CSC Holdings, Inc.,
   11.75% Preferred ....................    20,000      2,080,000
 Charter Communications, Inc.*  ........    92,500      1,146,537
 Crown Castle International Corp.*  ....    30,000        270,000
 GT Group Telecom, Inc., Warrants (A)* .     3,950         39,500
 IWO Holdings, Inc., Warrants (A)*  ....     6,750        472,500
 Leap Wireless International, Inc.,
   Warrants (A)* .......................     4,750        149,625
 ONO Finance Plc, Rights (A)*  .........     2,500         50,000
 Powertel, Inc., Warrants*  ............    16,000        420,336
 Primus Telecommunications Group,
   Incorporated, Warrants* .............     7,000             70
                                                     ------------
                                                        8,911,496
                                                     ------------

Nondepository Institutions - 0.56%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   165,000      4,125,000
                                                     ------------

Paper and Allied Products - 0.05%
 SF Holdings Group, Inc., Class C (A)*       1,890          8,505
 SF Holdings Group, Inc.,
   13.75% Preferred* ...................       200        210,000
 SF Holdings Group, Inc.,
   13.75% Preferred (A)* ...............       116        121,635
                                                     ------------
                                                          340,140
                                                     ------------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                            Shares          Value

COMMON AND PREFERRED STOCKS, RIGHTS AND WARRANTS (Continued)
Petroleum and Coal Products - 0.24%
 Royal Dutch Petroleum Company,
   NY Shares ...........................    35,000   $  1,758,750
                                                     ------------

Textile Mill Products - 0.33%
Anvil Holdings, Inc., 13.0% Preferred*     134,152      2,414,745
                                                     ------------

TOTAL COMMON AND PREFERRED STOCKS, RIGHTS
 AND WARRANTS - 2.70%                                $ 19,850,265
 (Cost: $23,904,381)
                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Livestock - 0.69%
 Pilgrim's Pride Corporation,
   9.625%, 9-15-11 .....................   $ 5,000      5,050,000
                                                     ------------

Amusement and Recreation Services - 4.09%
 Ameristar Casinos, Inc.,
   10.75%, 2-15-09 .....................     4,000      4,040,000
 Argosy Gaming Company,
   9.0%, 9-1-11 ........................     1,500      1,605,000
 Choctaw Resort Development Enterprise,
   9.25%, 4-1-09 (A) ...................     3,400      3,332,000
 Hollywood Park, Inc.,
   9.25%, 2-15-07 ......................    12,750     10,582,500
 Premier Parks Inc.:
   9.75%, 6-15-07 ......................     5,750      5,433,750
   0.0%, 4-1-08 (B) ....................     3,500      2,730,000
 Station Casinos, Inc.,
   8.875%, 12-1-08 .....................     2,650      2,332,000
                                                     ------------
                                                       30,055,250
                                                     ------------

Auto Repair, Services and Parking - 0.75%
 Avis Rent A Car, Inc.,
   11.0%, 5-1-09 .......................     5,000      5,517,000
                                                     ------------
                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001
                                         Principal
                                         Amount in
                                         Thousands          Value
CORPORATE DEBT SECURITIES (Continued)
Business Services - 1.80%
 Lamar Advertising Company:
   9.625%, 12-1-06 .....................   $ 5,500   $  5,582,500
   8.625%, 9-15-07 .....................     2,750      2,722,500
 United Rentals (North America), Inc.,
   10.75%, 4-15-08 (A) .................     5,000      4,912,500
                                                     ------------
                                                       13,217,500
                                                     ------------

Chemicals and Allied Products - 1.85%
 Chattem, Inc.,
   8.875%, 4-1-08 ......................     5,500      4,895,000
 Elizabeth Arden, Inc.,
   11.75%, 2-1-11 ......................     1,000        925,000
 Fresenius Medical Care Capital Trust IV,
   7.875%, 6-15-11 (A) .................     8,000      7,800,000
                                                     ------------
                                                       13,620,000
                                                     ------------

Communication - 18.84%
 AT&T Wireless Group,
   7.875%, 3-1-11 (A) ..................     4,250      4,534,580
 Adelphia Communications Corporation:
   9.25%, 10-1-02 ......................     3,700      3,607,500
   10.5%, 7-15-04 ......................    10,000      9,500,000
 AirGate PCS, Inc.,
   0.0%, 10-1-09 (B) ...................     6,450      4,160,250
 American Cellular Corporation,
   9.5%, 10-15-09 ......................     2,250      2,092,500
 CSC Holdings, Inc.,
   8.125%, 8-15-09 .....................     5,750      5,916,405
 Century Communications Corp.,
   0.0%, 3-15-03 .......................     2,000      1,640,000
 Charter Communications Holdings, LLC
   and Charter Communications Holdings
   Capital Corporation:
   8.625%, 4-1-09 ......................     8,000      7,120,000
   10.75%, 10-1-09 .....................     6,250      6,281,250
   11.125%, 1-15-11 ....................     4,250      4,250,000
   10.0%, 5-15-11 (A) ..................     2,750      2,585,000
 Comcast UK Cable Partners Limited,
   11.2%, 11-15-07 .....................     2,000      1,295,000
                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001
                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Crown Castle International Corp.,
   0.0%, 5-15-11 (B) ...................   $ 5,000   $  2,850,000
 Diamond Cable Communications Plc,
   11.75%, 12-15-05 ....................    15,500      7,207,500
 EchoStar DBS Corporation,
   9.375%, 2-1-09 ......................    13,750     13,406,250
 FrontierVision Holdings, L.P.:
   11.0%, 10-15-06 .....................     2,500      2,500,000
   11.875%, 9-15-07 ....................       750        757,500
 GT Group Telecom, Inc.,
   0.0%, 2-1-10 (B) ....................     3,950        908,500
 Grupo Iusacell, S.A. de C.V.,
   14.25%, 12-1-06 .....................     1,650      1,637,625
 Hyperion Telecommunications, Inc.,
   13.0%, 4-15-03 ......................     4,000      1,800,000
 IWO Holdings, Inc.,
   14.0%, 1-15-11 ......................     6,750      5,703,750
 Insight Communications Company, Inc.,
   0.0%, 2-15-11 (B) ...................     3,250      1,803,750
 Insight Midwest, L.P. and Insight Capital, Inc.,
   10.5%, 11-1-10 ......................     5,375      5,509,375
 Leap Wireless International, Inc.,
   12.5%, 4-15-10 ......................     4,750      3,087,500
 Mediacom Broadband LLC and Mediacom
   Broadband Corporation,
   11.0%, 7-15-13 (A) ..................     4,250      4,356,250
 Nextel International, Inc.,
   0.0%, 4-15-08 (B) ...................     9,875      1,826,875
 Nextel Partners, Inc.,
   0.0%, 2-1-09 (B) ....................     4,350      2,044,500
 ONO Finance Plc,
   13.0%, 5-1-09 .......................     3,500      2,065,000
 Powertel, Inc.,
   11.125%, 6-1-07 .....................     1,500      1,575,000
 Renaissance Media Group LLC,
   0.0%, 4-15-08 (B) ...................     6,000      4,620,000
 Sprint Spectrum L.P.,
   12.5%, 8-15-06 ......................     7,383      8,122,486
 Tritel PCS, Inc.,
   10.375%, 1-15-11 ....................     1,750      1,505,000
 Triton PCS, Inc.,
   0.0%, 5-1-08 (B) ....................     6,800      5,644,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 US Unwired Inc.,
   0.0%, 11-01-09 (B) ..................   $ 3,000   $  1,650,000
 VoiceStream Wireless Corporation,
   10.375%, 11-15-09 ...................     4,250      4,860,300
                                                     ------------
                                                      138,423,646
                                                     ------------

Eating and Drinking Places - 0.95%
 Domino's, Inc.,
   10.375%, 1-15-09 ....................     6,850      6,987,000
                                                     ------------

Electric, Gas and Sanitary Services - 2.76%
 Allied Waste North America, Inc.,
   10.0%, 8-1-09 .......................     9,800      9,800,000
 AutoNation, Inc.,
   9.0%, 8-1-08 (A) ....................     3,000      2,820,000
 El Paso Electric Company,
   9.4%, 5-1-11 ........................     6,817      7,643,357
                                                    -------------
                                                       20,263,357
                                                    -------------

Electronic and Other Electric Equipment - 0.59%
 Alamosa (Delaware), Inc.,
   12.5%, 2-1-11 .......................     3,400      3,094,000
 Alamosa PCS Holdings, Inc.,
   0.0%, 2-15-10 (B) ...................     2,600      1,248,000
                                                    -------------
                                                        4,342,000
                                                    -------------

Food and Kindred Products - 1.08%
 Aurora Foods Inc.,
   9.875%, 2-15-07 .....................     5,000      4,050,000
 B & G Foods, Inc.,
   9.625%, 8-1-07 ......................     4,500      3,870,000
                                                     ------------
                                                        7,920,000
                                                     ------------
                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Food Stores - 0.09%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-04 (C) ..................   $ 5,000   $    675,000
                                                     ------------

Furniture and Fixtures - 0.73%
 Sealy Mattress Company,
   0.0%, 12-15-07 (B) ..................     6,750      5,400,000
                                                     ------------

General Building Contractors - 0.89%
 Toll Corp. (Toll Brothers, Inc.),
   8.25%, 2-1-11 .......................     7,250      6,561,250
                                                     ------------

Health Services - 4.48%
 Alliance Imaging, Inc.,
   10.375%, 4-15-11 ....................     2,500      2,600,000
 Beverly Enterprises, Inc.,
   9.625%, 4-15-09 (A) .................     2,750      2,860,000
 Columbia/HCA Healthcare Corporation:
   7.0%, 7-1-07 ........................     3,500      3,500,000
   7.25%, 5-20-08 ......................     2,250      2,283,750
 Extendicare Health Services, Inc.,
   9.35%, 12-15-07 .....................     5,250      4,672,500
 Tenet Healthcare Corporation:
   8.625%, 12-1-03 .....................     2,500      2,625,000
   8.0%, 1-15-05 .......................     3,500      3,762,500
   8.625%, 1-15-07 .....................     4,750      4,963,750
   9.25%, 9-1-10 .......................     4,750      5,628,750
                                                     ------------
                                                       32,896,250
                                                     ------------

Holding and Other Investment Offices - 2.98%
 FelCor Lodging Limited Partnership,
   8.5%, 6-1-11 (A) ....................     5,000      4,299,000
 Host Marriott, L.P.,
   9.25%, 10-1-07 ......................     4,250      3,740,000


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Holding and Other Investment Offices  (Continued)
 Meditrust:
   7.51%, 9-26-03 ......................   $ 2,700   $  2,524,500
   7.82%, 9-10-26 ......................     7,750      7,130,000
 Meritage Corporation,
   9.75%, 6-1-11 .......................     4,500      4,185,000
                                                     ------------
                                                       21,878,500
                                                     ------------

Hotels and Other Lodging Places - 4.80%
 CapStar Hotel Company,
   8.75%, 8-15-07 ......................     3,000      2,250,000
 HMH Properties, Inc.:
   7.875%, 8-1-05 ......................     3,000      2,610,000
   7.875%, 8-1-08 ......................     6,000      4,830,000
 MGM Grand, Inc.,
   9.75%, 6-1-07 .......................     5,750      5,620,625
 Park Place Entertainment Corporation,
   8.875%, 9-15-08 .....................     7,750      7,381,875
 Prime Hospitality Corp.:
   9.25%, 1-15-06 ......................     5,750      5,520,000
   9.75%, 4-1-07 .......................     3,500      3,395,000
 Sun International Hotels Limited and
   Sun International North America, Inc.,
   8.875%, 8-15-11 (A) .................     4,300      3,698,000
                                                     ------------
                                                       35,305,500
                                                     ------------

Industrial Machinery and Equipment - 1.30%
 AAF-McQuay Inc.,
   8.875%, 2-15-03 .....................     6,000      5,790,000
 American Standard Inc.:
   7.375%, 4-15-05 .....................     3,000      2,970,000
   9.25%, 12-1-16 ......................       800        782,000
                                                     ------------
                                                        9,542,000
                                                     ------------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Insurance Carriers - 0.97%
 LifePoint Hospitals Holdings, Inc.,
   10.75%, 5-15-09 .....................   $ 3,000   $  3,300,000
 Triad Hospitals, Inc.,
   8.75%, 5-1-09 .......................     3,750      3,825,000
                                                     ------------
                                                        7,125,000
                                                     ------------

Metal Mining - 0.51%
 Freeport - McMoRan Copper & Gold Inc.,
   Convertible,
   8.25%, 1-31-06 (A) ..................     3,500      3,729,600
                                                     ------------

Miscellaneous Retail - 2.67%
 AmeriGas Partners, L.P. and
   AP Eagle Finance Corp.,
   8.875%, 5-20-11 (A) .................   $ 4,700   $  4,821,918
 Armkel, LLC, and Armkel Finance, Inc.,
   9.5%, 8-15-09 (A) ...................     2,900      2,929,000
 Michaels Stores, Inc.,
   9.25%, 7-1-09 (A) ...................     4,000      4,000,000
 Rite Aid Corporation:
   6.0%, 12-15-05 (A) ..................     4,000      3,160,000
   11.25%, 7-1-08 (A) ..................     4,695      4,683,262
                                                    -------------
                                                       19,594,180
                                                     ------------

Motion Pictures - 0.53%
 AMC Entertainment Inc.:
   9.5%, 3-15-09 .......................     2,550      2,218,500
   9.5%, 2-1-11 ........................     1,900      1,653,000
                                                     ------------
                                                        3,871,500
                                                     ------------
                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 0.40%
 FINOVA Group, Inc. (The),
   7.5%, 11-15-09 ......................   $ 7,298   $  2,919,200
                                                     ------------

Oil and Gas Extraction - 2.78%
 Canadian Forest Oil Co. Ltd.,
   8.75%, 9-15-07 ......................     3,000      3,015,000
 Chesapeake Energy Corporation,
   8.125%, 4-1-11 ......................     9,700      9,118,000
 R&B Falcon Corporation,
   9.5%, 12-15-08 ......................     3,750      4,406,475
 SESI, L.L.C.,
   8.875%, 5-15-11 .....................     4,250      3,910,000
                                                    -------------
                                                       20,449,475
                                                    -------------

Paper and Allied Products - 2.83%
 Buckeye Cellulose Corporation:
   8.5%, 12-15-05 ......................     2,750      2,543,750
   9.25%, 9-15-08 ......................     3,375      3,071,250
 Container Corporation of America,
   10.75%, 5-1-02 ......................     2,000      2,010,000
 Corporacion Durango, S.A. de C.V.,
   13.125%, 8-1-06 .....................     9,680      8,736,200
 SF Holdings Group, Inc.,
   0.0%, 3-15-08 (B) ...................     5,750      2,846,250
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-03 .......................     1,725      1,587,000
                                                     ------------
                                                       20,794,450
                                                     ------------

Petroleum and Coal Products - 0.68%
 United States Steel LLC and United States
   Steel Financing Corp.,
   10.75%, 8-1-08 (A) ..................     5,500      5,005,000
                                                     ------------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Printing and Publishing - 0.94%
 TransWestern Publishing Company LLC,
   9.625%, 11-15-07 (A) ................   $ 7,000   $  6,895,000
                                                     ------------

Radio and Television Broadcasting - 4.87%
 ACME Television, LLC,
   10.875%, 9-30-04 ....................     5,350      4,734,750
 Allbritton Communications Company,
   9.75%, 11-30-07 .....................     5,750      5,750,000
 LIN Holdings Corp.:
   0.0%, 3-1-08 (B) ....................     7,000      5,075,000
   0.0%, 3-1-08 (A) (B) ................     1,000        660,000
 LIN Television Corporation,
   8.375%, 3-1-08 ......................     5,900      5,398,500
 Radio One, Inc.,
   8.875%, 7-1-11 (A) ..................     4,750      4,726,250
 Spanish Broadcasting System, Inc.,
   9.625%, 11-1-09 .....................     1,000        880,000
 Susquehanna Media Co.,
   8.5%, 5-15-09 .......................     2,500      2,487,500
 Young Broadcasting Inc.,
   10.0%, 3-1-11 (A) ...................     7,625      6,100,000
                                                     ------------
                                                       35,812,000
                                                     ------------

Railroad Transportation - 0.85%
 TFM, S.A. de C.V.,
   0.0%, 6-15-09 (B) ...................     7,500      6,225,000
                                                     ------------

Textile Mill Products - 0.61%
 Norske Skog Canada Limited,
   8.625%, 6-15-11 (A) .................     4,550      4,504,500
                                                      -----------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Trucking and Warehousing - 1.68%
 Iron Mountain Incorporated:
   8.125%, 5-15-08 .....................   $ 4,150   $  4,046,250
 8.625%, 4-1-13  .......................     2,700      2,754,000
 Pierce Leahy Corp.,
   9.125%, 7-15-07 .....................     5,500      5,568,750
                                                     ------------
                                                       12,369,000
                                                     ------------

Wholesale Trade - Durable Goods - 1.23%
 Owens & Minor, Inc.,
   8.5%, 7-15-11 (A) ...................     4,750      4,928,125
 WESCO Distribution, Inc.,
   9.125%, 6-1-08 (A) ..................     4,750      4,108,750
                                                     ------------
                                                        9,036,875
                                                     ------------

Wholesale Trade - Nondurable Goods - 0.89%
 AmerisourceBergen Corporation,
   8.125%, 9-1-08 (A) ..................     3,400      3,485,000
 Core-Mark International, Inc.,
   11.375%, 9-15-03 ....................     3,250      3,038,750
                                                      -----------
                                                        6,523,750
                                                     ------------

TOTAL CORPORATE DEBT SECURITIES - 71.11%             $522,508,783
 (Cost: $568,756,339)

OTHER GOVERNMENT SECURITIES
Brazil - 0.51%
 Federative Republic of Brazil (The),
   14.5%, 10-15-09 .....................     4,000      3,785,000
                                                      -----------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

OTHER GOVERNMENT SECURITIES (Continued)
Mexico - 2.39%
 United Mexican States:
   9.75%, 4-6-05 .......................   $11,000   $ 12,045,000
   10.375%, 2-17-09 ....................     5,000      5,500,000
                                                     ------------
                                                       17,545,000
                                                     ------------

TOTAL OTHER GOVERNMENT SECURITIES - 2.90%            $ 21,330,000
 (Cost: $20,764,553)

UNITED STATES GOVERNMENT SECURITY - 3.38%
Mortgage-Backed Obligation
 Federal Home Loan Mortgage Corporation
   Participation Certificates,
   6.0%, 5-1-16 ........................    24,429   $ 24,856,124
                                                     ------------
 (Cost: $24,280,197)

SHORT-TERM SECURITIES
Communication - 2.50%
 Viacom Inc.,
   3.45%, 10-4-01                           18,350     18,344,724
                                                     ------------

Electric, Gas and Sanitary Services - 4.57%
 Detroit Edison Co.:
   3.7%, 10-1-01 .......................     2,548      2,548,000
   3.35%, 10-5-01 ......................     4,600      4,598,288
 Kansas City Power & Light Co.:
   3.7%, 10-1-01 .......................     9,470      9,470,000
   3.7%, 10-31-01 ......................    10,000      9,969,167
 PS Colorado Credit Corp.,
   3.6%, 10-11-01 ......................     7,000      6,993,000
                                                     ------------
                                                       33,578,455
                                                     ------------


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001

                                         Principal
                                         Amount in
                                         Thousands          Value

SHORT-TERM SECURITIES (Continued)
Food and Kindred Products - 1.29%
 ConAgra Foods, Inc.,
   3.85%, 10-4-01 ......................   $ 9,000  $   8,997,113
 General Mills, Inc.,
   2.8163%, Master Note ................       493        493,000
                                                     ------------
                                                        9,490,113
                                                     ------------

Food Stores - 5.95%
 Kroger Co. (The),
   4.2%, 10-1-01 .......................    43,700     43,700,000
                                                     ------------

Railroad Transportation - 3.67%
 Union Pacific Corporation:
   3.5%, 10-19-01 ......................    23,000     22,959,750
   3.5%, 10-24-01 ......................     4,065      4,055,910
                                                     ------------
                                                       27,015,660
                                                     ------------

TOTAL SHORT-TERM SECURITIES - 17.98%                 $132,128,952
 (Cost: $132,128,952)

TOTAL INVESTMENT SECURITIES - 98.07%                 $720,674,124
 (Cost: $769,834,422)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.93%      14,183,591

NET ASSETS - 100.00%                                 $734,857,715


                See Notes to Schedule of Investments on page 19.

THE INVESTMENTS OF HIGH INCOME FUND

September 30, 2001


Notes to Schedule of Investments

    *No income dividends were paid during the preceding 12 months.

(A) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, the total value of these securities amounted to $105,775,500 or 14.39% of net assets.

(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

HIGH INCOME FUND
September 30, 2001
(In Thousands, Except for Per Share Amounts)

ASSETS
  Investment securities -- at value
     (Notes 1 and 3) .......................................  $720,674
  Cash  ....................................................       537
  Receivables:
     Dividends and interest ................................    13,277
     Fund shares sold ......................................     3,310
     Investment securities sold ............................     2,513
  Prepaid insurance premium  ...............................        55
                                                              --------
       Total assets  .......................................   740,366
                                                              --------
LIABILITIES
  Payable to Fund shareholders  ............................     3,410
  Payable for investment securities purchased  .............     1,703
  Accrued service fee (Note 2)  ............................       135
  Accrued transfer agency and dividend disbursing (Note 2)         106
  Accrued management fee (Note 2)  .........................        37
  Accrued distribution fee (Note 2)  .......................        15
  Accrued accounting services fee (Note 2)  ................         8
  Other  ...................................................        94
                                                              --------
       Total liabilities  ..................................     5,508
                                                              --------
          Total net assets .................................  $734,858
                                                             =========
NET ASSETS
  $1.00 par value capital stock:
     Capital stock .........................................  $101,277
     Additional paid-in capital ............................   899,001
  Accumulated undistributed income (loss):
     Accumulated undistributed net investment income........       741
     Accumulated undistributed net realized
       loss on investment transactions  ....................  (217,001)
     Net unrealized depreciation in value of investments ...   (49,160)
                                                             ---------
       Net assets applicable to outstanding
          units of capital .................................  $734,858
                                                              ========
Net asset value per share (net assets divided
  by shares outstanding):
  Class A  .................................................     $7.26
  Class B  .................................................     $7.25
  Class C  .................................................     $7.25
  Class Y  .................................................     $7.25
Capital shares outstanding:
  Class A  .................................................    98,570
  Class B  .................................................     1,716
  Class C  .................................................       622
  Class Y  .................................................       369
Capital shares authorized ..................................   500,000
                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

HIGH INCOME FUND
For the Fiscal Year Ended September 30, 2001
(In Thousands)

INVESTMENT INCOME
  Income (Note 1B):
     Interest and amortization .............................   $69,729
     Dividends .............................................     2,057
                                                               -------
       Total income  .......................................    71,786
                                                               -------
  Expenses (Note 2):
     Investment management fee .............................     4,590
     Service fee:
       Class A .............................................     1,717
       Class B .............................................        20
       Class C .............................................         6
     Transfer agency and dividend disbursing:
       Class A .............................................     1,279
       Class B .............................................        27
       Class C .............................................         7
     Distribution fee:
       Class A .............................................       131
       Class B .............................................        60
       Class C .............................................        17
     Accounting services fee ...............................        90
     Audit fees ............................................        19
     Custodian fees ........................................        14
     Legal fees ............................................        14
     Shareholder servicing - Class Y .......................         4
     Other .................................................       162
                                                               -------
       Total expenses  .....................................     8,157
                                                               -------
          Net investment income ............................    63,629
                                                               -------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS (NOTES 1 AND 3)
  Realized net loss on investments  ........................  (59,999)
  Unrealized depreciation in value of
     investments during the period .........................  (23,548)
                                                               -------
     Net loss on investments ...............................  (83,547)
                                                               -------
       Net decrease in net assets resulting
          from operations .................................. $(19,918)
                                                               =======

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

HIGH INCOME FUND
(In Thousands)
                                      For the    For the  For the
                                      fiscal      fiscal  fiscal
                                       year       period   year
                                       ended       ended   ended
                                      9-30-01    9-30-00   3-31-00
                                     ---------  --------- --------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
     Net investment income ........   $63,629  $ 35,893$   81,318
     Realized net loss on
       investments  ...............   (59,999)  (49,182)  (55,111)
     Unrealized appreciation
       (depreciation) .............   (23,548)    7,045   (30,592)
                                     --------  ------------------
       Net decrease in
          net assets resulting
          from operations .........   (19,918)   (6,244)   (4,385)
                                     --------  ------------------
  Dividends to shareholders from
     net investment income (Note 1D):*
     Class A ......................   (62,511)  (35,714)  (82,674)
     Class B ......................      (602)     (153)      (47)
     Class C ......................      (169)      (24)      (10)
     Class Y ......................      (222)      (96)     (232)
                                     --------  ------------------
          .........................   (63,504)  (35,987)  (82,963)
                                     --------  ------------------
  Capital share transactions
     (Note 5) .....................    60,060   (30,763)  (92,717)
                                     --------  ------------------
     Total decrease ...............   (23,362)  (72,994) (180,065)
NET ASSETS
  Beginning of period  ............   758,220   831,214 1,011,279
                                     --------  ------------------
  End of period, including undistributed
     net investment income of $741,
     $616 and $984, respectively ..  $734,858  $758,220$  831,214
                                     ========  ==================
*See "Financial Highlights" on pages 23 - 26.
                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For theFor the
                             fiscal fiscal
                               year periodFor the fiscal year ended March 31,
                              ended  ended---------------------------------
                            9-30-019-30-00    2000   1999    1998   1997
                            --------------  ------ ------  ------ ------
Net asset value,
 beginning of period                 $8.10   $8.54  $9.39  $10.04 $ 9.25   $9.09
                              -----  -----   ----- ------  ------ ------
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.66   0.37    0.78   0.81    0.82   0.80
 Net realized and
   unrealized gain
   (loss) on
   investments .....          (0.84) (0.44)  (0.84) (0.66)   0.79   0.16
                              -----  -----  ------ ------  ------  -----
Total from investment
 operations  .......          (0.18) (0.07)  (0.06)  0.15    1.61   0.96
                              -----  -----  ------ ------  ------  -----
Less dividends
 from net
 investment income .          (0.66) (0.37)  (0.79) (0.80)  (0.82) (0.80)
                              -----  -----  ------ ------  ------  -----
Net asset value,
 end of period  ....          $7.26  $8.10   $8.54 $ 9.39  $10.04  $9.25
                              =====  =====   ===== ======  ======  =====
Total return* ......          -2.51% -0.81%  -0.65%  1.70%  18.03% 10.94%
Net assets, end
 of period (in
 millions)  ........           $715   $750    $826 $1,009  $1,102     $983
Ratio of expenses to
 average net assets            1.08%  1.06%** 1.04%  0.94%   0.84%  0.89%
Ratio of net investment
 income to average
 net assets  .......           8.56%  8.94%** 8.65%  8.44%   8.38%  8.68%
Portfolio turnover
 rate  .............          73.92% 24.20%  41.55% 53.19%  63.40% 53.17%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                             fiscal         fiscal           from
                               year         period       10-4-99*
                              ended          ended        through
                            9-30-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $8.10          $8.54          $8.84
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.59           0.33           0.36
 Net realized and
   unrealized loss
   on investments ..          (0.85)         (0.44)         (0.30)
                              -----          -----          -----
Total from investment
 operations  .......          (0.26)         (0.11)          0.06
                              -----          -----          -----
Less dividends from
 net investment
 income  ...........          (0.59)         (0.33)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.25          $8.10          $8.54
                              =====          =====          =====
Total return .......          -3.41%         -1.28%          0.61%
Net assets, end of
 period (in
 millions)  ........            $12             $5             $3
Ratio of expenses to
 average net assets            1.99%          1.99%**        1.96%**
Ratio of net investment
 income to average
 net assets  .......           7.61%          8.02%**        7.79%**
Portfolio turnover
 rate  .............          73.92%         24.20%         41.55%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                                          For the
                            For the        For the         period
                             fiscal         fiscal           from
                               year         period       10-4-99*
                              ended          ended        through
                            9-30-01        9-30-00        3-31-00
                            -------        -------        -------
Net asset value,
 beginning of period          $8.11          $8.54          $8.84
                              -----          -----          -----
Income (loss) from investment
 operations:
 Net investment income         0.60           0.33           0.36
 Net realized and
   unrealized loss
   on investments ..          (0.87)         (0.43)         (0.30)
                              -----          -----          -----
Total from investment
 operations  .......          (0.27)         (0.10)          0.06
                              -----          -----          -----
Less dividends from
 net investment
 income  ...........          (0.59)         (0.33)         (0.36)
                              -----          -----          -----
Net asset value,
 end of period  ....          $7.25          $8.11          $8.54
                              =====          =====          =====
Total return .......          -3.42%         -1.28%          0.65%
Net assets, end of
 period (000
 omitted)  .........         $4,513           $856           $404
Ratio of expenses to
 average net assets            1.97%          2.07%**        1.91%**
Ratio of net investment
 income to average
 net assets  .......           7.60%          7.94%**        7.88%**
Portfolio turnover
 rate  .............          73.92%         24.20%         41.55%**

 *Commencement of operations.
**Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

HIGH INCOME FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                            For theFor the
                             fiscal fiscal         For the fiscal
                               year period      year ended March 31,
                              ended  ended--------------------------------
                            9-30-019-30-00    2000   1999    1998   1997
                            --------------   -----  -----   -----  -----
Net asset value,
 beginning of period                 $8.10   $8.54  $9.39  $10.04 $ 9.25   $9.10
                              -----  -----  ------ ------  ------  -----
Income (loss) from investment
 operations:
 Net investment
   income ..........           0.69   0.39    0.81   0.83    0.82   0.81
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.85) (0.44)  (0.84) (0.66)   0.79   0.15
                              -----  -----  ------ ------  ------  -----
Total from investment
 operations ........          (0.16) (0.05)  (0.03)  0.17    1.61   0.96
                              -----  -----  ------ ------  ------  -----
Less dividends from
 net investment
 income  ...........          (0.69) (0.39)  (0.82) (0.82)  (0.82) (0.81)
                              -----  -----  ------ ------  ------  -----
Net asset value,
 end of period  ....          $7.25  $8.10   $8.54 $ 9.39  $10.04  $9.25
                              =====  =====  ====== ======   =====  =====
Total return .......          -2.22% -0.69%  -0.39%  1.90%  18.13% 11.07%
Net assets, end of
 period (in
 millions)  ........             $3     $2      $2     $2      $3     $3
Ratio of expenses
 to average net
 assets  ...........           0.81%  0.80%*  0.79%  0.74%   0.77%  0.77%
Ratio of net
 investment income
 to average net
 assets  ...........           8.82%  9.21%*  8.91%  8.62%   8.46%  8.78%
Portfolio
 turnover rate  ....          73.92% 24.20%  41.55% 53.19%  63.40% 53.17%

*Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2001

NOTE 1 -- Significant Accounting Policies

Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. Effective for the fiscal period ended September 30, 2000, the Fund changed its fiscal year end for both financial reporting and Federal income tax purposes to September 30 from March
31. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion; and 0.50% of net assets over $1.5 billion. The Fund accrues and pays the fee daily.

Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.6125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,686,371. During the period ended September 30, 2001, W&R received $14,432 and $446 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $1,139,117 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' fees of $22,933, which are included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $451,511,596, while proceeds from maturities and sales aggregated $457,876,340. Purchases of short-term securities and U.S. Government securities aggregated $10,804,998,153 and $24,577,657, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $10,773,130,565 and $300,694, respectively.

For Federal income tax purposes, cost of investments owned at September 30, 2001 was $769,859,600, resulting in net unrealized depreciation of $49,185,476, of which $12,353,210 related to appreciated securities and $61,538,686 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

For Federal income tax purposes, the Fund realized capital losses of $19,270,602 during its fiscal year ended September 30, 2001, which included the effect of certain losses deferred into the next fiscal year (see discussion below). Capital loss carryovers aggregated $176,272,409 at September 30, 2001 and are available to offset future realized capital gain net income for Federal income tax purposes but will expire if not utilized as follows: $17,962,753 at September 30, 2002; $20,841,730 at September 30, 2003; $7,420,773 at September
30, 2004; $40,878,811 at September 30, 2007; $69,897,740 at September 30, 2008;
and $19,270,602 at September 30, 2009.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 2000 through September 30, 2001, the Fund incurred net capital losses of $40,703,066, which have been deferred to the fiscal year ended September 30, 2002.

NOTE 5 -- Multiclass Operations

The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below.  Amounts are in thousands.

                          For the       For the       For the
                        fiscal year     fiscal         fiscal
                            ended    period ended    year ended
                            9-30-01       9-30-00       3-31-00
                        -----------   -----------   -----------
Shares issued from sale
 of shares:
 Class A  ............       24,048         6,368        11,205
 Class B .............        1,258           342           321
 Class C .............          572            63            51
 Class Y  ............           87           108            65
Shares issued from
 reinvestment of dividends:
 Class A  ............        6,992         3,661         7,881
 Class B .............           74            17             5
 Class C .............           21             2             1
 Class Y  ............           29            11            26
Shares redeemed:
 Class A  ............      (25,002)      (14,191)      (29,870)
 Class B .............         (241)          (42)          (16)
 Class C .............          (76)           (7)           (5)
 Class Y  ............          (43)          (68)         (122)
                            -------        ------       -------
Increase (decrease) in
 outstanding
 capital shares ......        7,719        (3,736)      (10,458)
                            =======        ======       =======
Value issued from sale
 of shares:
 Class A  ............     $185,636      $ 53,219      $100,747
 Class B .............        9,654         2,847         2,822
 Class C .............        4,390           525           453
 Class Y  ............          668           893           591
Value issued from
 reinvestment of dividends:
 Class A  ............       53,930        30,560        70,485
 Class B .............          569           140            42
 Class C .............          163            21             6
 Class Y  ............          222            96           233
Value redeemed:
 Class A  ............     (192,411)     (118,082)     (266,830)
 Class B .............       (1,847)         (353)         (141)
 Class C .............         (585)          (57)          (43)
 Class Y  ............         (329)         (572)       (1,082)
                           --------      --------      --------
Increase (decrease) in
 outstanding capital        $60,060      $(30,763)     $(92,717)
                           ========      ========      ========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors High Income Fund, Inc. (the "Fund") as of September 30, 2001, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for the fiscal year then ended, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended March 31, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors High Income Fund, Inc. as of September 30, 2001, the results of its operations for the fiscal year then ended, the changes in its net assets for the fiscal year then ended, the fiscal period ended September 30, 2000, and the fiscal year ended March 31, 2000, and the financial highlights for the fiscal year ended September 30, 2001, the fiscal period ended September 30, 2000 and each of the four fiscal years in the period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
Kansas City, Missouri
November 2, 2001

INCOME TAX INFORMATION


The amounts of the dividends below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your Federal income tax return for the years in which the dividends were received or reinvested.

                        PER-SHARE AMOUNTS REPORTABLE AS:
          ---------------------------------------------------------
                    For Individuals           For Corporations
                  -------------------------------------------------------
  Record         OrdinaryLong-Term                 Non- Long-Term
    Date    Total  IncomeCapital GainQualifyingQualifyingCapital Gain
----------- -------------   -------- ----------------------------
                                    Class A

10-11-00  $0.0590 $0.0590    $   ---  $0.0015   $0.0575   $   ---
11-15-00   0.0560  0.0560        ---   0.0013    0.0547       ---
12-13-00   0.0600  0.0600        ---   0.0014    0.0586       ---
 1-10-01   0.0550  0.0550        ---   0.0019    0.0531       ---
 2-14-01   0.0560  0.0560        ---   0.0019    0.0541       ---
 3-14-01   0.0560  0.0560        ---   0.0019    0.0541       ---
 4-11-01   0.0550  0.0550        ---   0.0019    0.0531       ---
 5-09-01   0.0550  0.0550        ---   0.0019    0.0531       ---
 6-13-01   0.0540  0.0540        ---   0.0019    0.0521       ---
 7-11-01   0.0540  0.0540        ---   0.0019    0.0521       ---
 8-15-01   0.0520  0.0520        ---   0.0018    0.0502       ---
 9-19-01   0.0500  0.0500        ---   0.0017    0.0483       ---
          ------- -------    -------  -------   -------   -------
Total     $0.6620 $0.6620    $   ---  $0.0210   $0.6410   $   ---
          ======= =======    =======  =======   =======   =======
                                    Class B
10-11-00  $0.0530 $0.0530    $   ---  $0.0013   $0.0517   $   ---
11-15-00   0.0500  0.0500        ---   0.0011    0.0489       ---
12-13-00   0.0540  0.0540        ---   0.0012    0.0528       ---
 1-10-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 2-14-01   0.0490  0.0490        ---   0.0017    0.0473       ---
 3-14-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 4-11-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 5-09-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 6-13-01   0.0470  0.0470        ---   0.0016    0.0454       ---
 7-11-01   0.0490  0.0490        ---   0.0017    0.0473       ---
 8-15-01   0.0440  0.0440        ---   0.0015    0.0425       ---
 9-19-01   0.0440  0.0440        ---   0.0015    0.0425       ---
          ------- -------    -------  -------   -------   -------
Total     $0.5900 $0.5900    $   ---  $0.0184   $0.5716   $   ---
          ======= =======    =======  =======   =======   =======
                                    Class C
10-11-00  $0.0520 $0.0520    $   ---  $0.0013   $0.0507   $   ---
11-15-00   0.0480  0.0480        ---   0.0011    0.0469       ---
12-13-00   0.0540  0.0540        ---   0.0012    0.0528       ---
 1-10-01   0.0490  0.0490        ---   0.0017    0.0473       ---
 2-14-01   0.0480  0.0480        ---   0.0017    0.0463       ---
 3-14-01   0.0510  0.0510        ---   0.0018    0.0492       ---
 4-11-01   0.0510  0.0510        ---   0.0018    0.0492       ---
 5-09-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 6-13-01   0.0470  0.0470        ---   0.0016    0.0454       ---
 7-11-01   0.0500  0.0500        ---   0.0017    0.0483       ---
 8-15-01   0.0450  0.0450        ---   0.0016    0.0434       ---
 9-19-01   0.0440  0.0440        ---   0.0015    0.0425       ---
          ------- -------    -------  -------   -------   -------
Total     $0.5890 $0.5890    $   ---  $0.0187   $0.5703   $   ---
          ======= =======    =======  =======   =======   =======
                                    Class Y
10-11-00  $0.0610 $0.0610    $   ---  $0.0015   $0.0595   $   ---
11-15-00   0.0580  0.0580        ---   0.0013    0.0567       ---
12-13-00   0.0620  0.0620        ---   0.0014    0.0606       ---
 1-10-01   0.0560  0.0560        ---   0.0019    0.0541       ---
 2-14-01   0.0580  0.0580        ---   0.0020    0.0560       ---
 3-14-01   0.0580  0.0580        ---   0.0020    0.0560       ---
 4-11-01   0.0570  0.0570        ---   0.0020    0.0550       ---
 5-09-01   0.0570  0.0570        ---   0.0020    0.0550       ---
 6-13-01   0.0560  0.0560        ---   0.0019    0.0541       ---
 7-11-01   0.0560  0.0560        ---   0.0019    0.0541       ---
 8-15-01   0.0540  0.0540        ---   0.0019    0.0521       ---
 9-19-01   0.0520  0.0520        ---   0.0018    0.0502       ---
          ------- -------    -------  -------   -------   -------
Total     $0.6850 $0.6850    $   ---  $0.0216   $0.6634   $   ---
          ======= =======    =======  =======   =======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

The tax status of dividends paid will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

Shareholders are advised to consult with their tax adviser concerning the tax treatment of dividends and distributions from the Fund.

Householding


If you currently receive one copy of the shareholder reports and prospectus for your household (even if more than one person in your household owns shares of the Fund) and you would prefer to receive separate shareholder reports and prospectuses for each account holder living at your address, you can do either of the following:

Fax your request to 800-532-2749.

Write to us at the address listed on the inside back cover for Waddell & Reed, Inc.

Please list each account for which you would like to receive separate shareholder reports and prospectus mailings. We will resume sending separate documents within 30 days of receiving your request.

To all traditional IRA Planholders:


As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Louise D. Rieke, Vice President
Daniel C. Schulte, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.



FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888) WADDELL
  (888) 923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1009A(9-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.